Intangible Assets (Details) - USD ($)			12 Months Ended
	Dec. 31, 2025	Nov. 12, 2025	Dec. 31, 2025
Intangible Assets [Line Items]
Useful life			5 years
Quoted market price	$ 0.02218	$ 0.2
Estimated recoverable amount	$ 0.02218		$ 0.02218
Intangible assets
Computer software [member]
Intangible Assets [Line Items]
Useful life			10 years
Computer software [member]
Intangible Assets [Line Items]
Useful life			10 years